Schedule of Roll Forward of Foreclosed Assets (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Foreclosed Assets
Beginning balance				$ 2,724				$ 4,449	$ 2,724	$ 4,449
Transferred from loans receivables, net									556	791
Transferred to loans receivables, net									(1,017)
Additions for construction/development									316	818
Sale proceeds									(1,096)	(3,418)
Loss on foreclosure										(47)
Loss on sale of foreclosed assets										(92)
Gain on foreclosure					$ (67)					67
Gain on sale of foreclosed assets									101	166
Impairment loss on foreclosed assets	(33)	$ 35						$ 10	(2)	(10)
Ending balance	$ 1,582				$ 2,724				$ 1,582	$ 2,724